UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                        entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Capital Management, Inc.
Address:  150 South 5th Street, Suite 3225
          Minneapolis, MN 55402

Form 13F File No:   28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Charles C. Betz
Title:         Chief Financial Officer
Phone:         (612) 339-4339
Signature, Place, and Date of Signing:



/s/ Charles C. Betz    Minneapolis, Minnesota    May 10, 2001
--------------------   ----------------------   -------------
   (Signature)            (City/State)           (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None
                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:      $74,249,004

Form 13F Information Table Value Total:               63

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this
report.                          None


                                   FORM 13F INFORMATION TABLE (3/31/01)

                        Title   CUSIP      Fair       Shares  SH/ Put/ Invstmt Othr    Voting Authority
                         of               Market
Name of Issuer          Class              Value     /PRN AMT PRN Call Dscrtn  Mgrs   Sole  Share    None
ADC Telecom              COM  000886101   1,008,058   118,595  SH       Sole         15,720        102,875
American Express Co.     COM  025816109   1,597,484    38,680  SH       Sole          6,030         32,650
American Int'l Group     COM  026874107   2,080,362    25,843  SH       Sole          2,896         22,947
Applied Materials, Inc.  COM  038222105     105,053     2,415  SH       Sole                         2,415
Applied Micro Circuits   COM  03822W109      51,975     3,150  SH       Sole                         3,150
Bank of New York Co.     COM  064057102   1,746,789    35,475  SH       Sole          5,080         30,395
Best Buy, Inc.           COM  086516101   1,742,082    48,445  SH       Sole          6,700         41,745
Broadcom Corp.           COM  111320107      26,877       930  SH       Sole                           930
Brocade Comm Sys         COM  111621108   1,013,269    48,505  SH       Sole          6,845         41,660
Calpine Corporation      COM  131347106   2,234,741    40,580  SH       Sole          5,885         34,695
Celestica, Inc.          COM  15101Q108     980,607    35,555  SH       Sole          5,200         30,355
Ciena Corp.              COM  171779101      57,406     1,375  SH       Sole                         1,375
Cisco Systems, Inc.      COM  17275R102     754,335    47,705  SH       Sole          6,365         41,340
Citigroup, Inc.          COM  172967101   2,188,412    48,653  SH       Sole          6,733         41,920
Corning, Inc.            COM  219350105   1,169,295    56,515  SH       Sole          7,650         48,865
CVS Corp.                COM  126650100   2,214,431    37,860  SH       Sole          5,575         32,285
Danaher Corp.            COM  235851102   1,596,153    29,255  SH       Sole          4,170         25,085
El Paso Corp.            COM  28336L109   1,476,107    22,605  SH       Sole          3,290         19,315
EMC Corp                 COM  268648102   1,287,514    43,793  SH       Sole          6,150         37,643
Ericsson Tel.            COM  294821400      52,917     9,460  SH       Sole                         9,460
Exodus Comm., Inc.       COM  302088109      41,710     3,880  SH       Sole                         3,880
Exxon Mobil Corp.        COM  30231G102   2,074,410    25,610  SH       Sole          3,800         21,810
Flextronics Intl Ltd.    COM  999000020     820,125    54,675  SH       Sole          8,075         46,600
General Electric Co.     COM  369604103   1,706,632    40,770  SH       Sole          6,300         34,470
Global Crossing Ltd.     COM  3921a1009      66,843     4,955  SH       Sole                         4,955
Halliburton Co.          COM  406216101   1,673,779    45,545  SH       Sole          6,770         38,775
Home Depot, Inc.         COM  437076102   1,674,133    38,843  SH       Sole          5,245         33,598
IBM                      COM  459200101      19,236       200  SH       Sole                           200
JDS Uniphase Corp.       COM  46612J101     743,879    40,346  SH       Sole          5,250         35,096
Johnson & Johnson        COM  478160104   1,914,281    21,885  SH       Sole          2,750         19,135
JP Morgan Chase & Co.    COM  46625H100   1,794,518    39,967  SH       Sole          6,180         33,787
Juniper Networks, Inc.   COM  48203R104      43,464     1,145  SH       Sole                         1,145
Kimberly-Clark Corp.     COM  494368103   2,090,181    30,815  SH       Sole          4,175         26,640
Level 3 Comm., Inc.      COM  52729N100      32,665     1,880  SH       Sole                         1,880
Marsh & McLennan         COM  571748102   1,552,790    16,340  SH       Sole          2,320         14,020
Medtronic, Inc.          COM  585055106   1,877,170    41,040  SH       Sole          6,000         35,040
Merck & Co., Inc.        COM  589331107   1,825,016    24,045  SH       Sole          3,400         20,645
Merrill Lynch & Co.      COM  590188108   1,460,344    26,360  SH       Sole          3,745         22,615
Nextel Comm., Inc.       COM  65332V103     929,272    64,645  SH       Sole          8,750         55,895
Nokia Corp.              COM  654902204   1,162,920    48,455  SH       Sole          6,050         42,405
Nortel Networks Corp     COM  656568102     672,236    47,846  SH       Sole          5,750         42,096
Oracle Corp.             COM  68389X105   1,099,307    73,385  SH       Sole         10,600         62,785
Pfizer, Inc.             COM  717081103   2,104,543    51,393  SH       Sole          6,300         45,093
PMC Sierra, Inc.         COM  69344F106      43,542     1,760  SH       Sole                         1,760
Procter & Gamble Co.     COM  742718109   1,645,128    26,280  SH       Sole          3,720         22,560
Qualcomm Inc.            COM  747525103   1,593,428    28,140  SH       Sole          3,820         24,320
Qwest Communications     COM  749121109   1,893,331    54,018  SH       Sole          7,150         46,868
Research in Motion       COM  760975102      31,747     1,445  SH       Sole                         1,445
Safeway, Inc.            COM  786514208   1,949,001    35,340  SH       Sole          5,040         30,300
Siebel Systems, Inc.     COM  826170102   1,766,776    64,955  SH       Sole          9,160         55,795
Sprint PCS Group         COM  852061506   1,370,850    72,150  SH       Sole         10,450         61,700
Storage Networks         COM  86211E103      43,175     3,925  SH       Sole                         3,925
Sun Microsystems, Inc.   COM  866810104   1,077,206    70,085  SH       Sole          9,595         60,490
Target Corp.             COM  87612E106   1,674,292    46,405  SH       Sole          6,765         39,640
Texaco Inc.              COM  881694103   1,651,368    24,870  SH       Sole          3,765         21,105
Texas Instruments, Inc.  COM  882508104   1,162,834    37,535  SH       Sole          5,000         32,535
Tyco Int'l Ltd.          COM  902124106   1,896,716    43,875  SH       Sole          5,150         38,725
Veritas Software Corp    COM  923436109   1,030,458    22,285  SH       Sole          2,925         19,360
Vitesse Semicondutor     COM  928497106      39,886     1,675  SH       Sole                         1,675
Vodafone Group Plc.      COM  92857W100     126,791     4,670  SH       Sole                         4,670
Voicestream Wireless     COM  928615103      83,138       900  SH       Sole                           900
Watson Pharm. Inc.       COM  942683103   2,136,875    40,625  SH       Sole          5,930         34,695
Wells Fargo & Co.        COM  949746101   2,269,139    45,869  SH       Sole          6,500         39,369

            GRAND TOTAL                  74,249,004 2,066,226                        280,719      1,785,507